A | Fidelity Municipal Income 2021 Fund
Supplement to the
Fidelity® Defined Maturity Funds
Class A
August 29, 2014
Prospectus

On January 14, 2015, the Board of Trustees approved a plan of liquidation for Fidelity Municipal Income 2015 Fund. The fund is expected to liquidate on or about July 10, 2015. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.